Risk Management and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Risk Management and Derivative Instruments [Abstract]
Open commodity positions

	2013	2014	2015	2016	2017	2018
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	857,672	1,252,125	1,156,112	1,113,275	1,020,067	900,000
Weighted-average fixed price	$4.30	$4.34	$4.28	$4.53	$4.30	$4.75
Collar contracts:
Average Monthly Volume (MMBtu)	855,000	300,000	200,000	—	—	—
Weighted-average floor price	$4.81	$5.08	$5.25	$—	$—	$—
Weighted-average ceiling price	$5.87	$6.31	$6.75	$—	$—	$—
Call spreads (1):
Average Monthly Volume (MMBtu)	430,000	120,000	80,000	—	—	—
Weighted-average sold strike price	$4.59	$5.08	$5.25	$—	$—	$—
Weighted-average bought strike price	$5.84	$6.31	$6.75	$—	$—	$—
Basis swaps:
Average Monthly Volume (MMBtu)	813,432	1,318,750	—	—	—	—
Spread	$(0.11)	$(0.09)	$—	$—	$—	$—
Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	49,632	20,102	12,031	11,013	10,000	—
Weighted-average fixed price	$106.79	$94.06	$90.29	$90.39	$88.30	$—
Collar contracts:
Average Monthly Volume (Bbls)	10,750	43,958	45,000	44,000	42,000	—
Weighted-average floor price	$88.74	$94.43	$90.00	$85.00	$85.00	$—
Weighted-average ceiling price	$118.33	$109.87	$104.34	$103.40	$99.00	$—
NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	30,805	16,300	—	—	—	—
Weighted-average fixed price	$53.19	$58.91	$—	$—	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

Fixed-for floating interest rate swap open positions

Period Covered		Notional ($ in thousands)	Floating Rate	Fixed Rate
1/17/2012	1/17/2013	$100,000	1 Month LIBOR	0.600%
1/17/2013	12/14/2016	$100,000	1 Month LIBOR	1.305%
5/17/2012	1/17/2013	$50,000	1 Month LIBOR	0.600%
1/17/2013	12/14/2016	$50,000	1 Month LIBOR	0.970%

Period Covered	Notional ($ in thousands)	Floating Rate	Fixed Rate
April 2011 to April 2014 (1)	$75,000	1 Month LIBOR	1.510%
June 2010 to June 2012 (2)	$50,000	1 Month LIBOR	1.000%
February 2009 to February 2011	$8,400	3 Month LIBOR	1.620%

(1)	These interest rate swaps were novated to the Partnership from the previous owners in March 2013 in connection with the acquisition of the WHT Properties.
(2)	These interest rate swap agreements were not acquired by the Partnership at its IPO in December 2011.

Gross fair value of derivative instruments by the appropriate balance sheet

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2012	2011	2012	2011
		(In thousands)
Natural gas contracts	Short-term derivative instruments	$22,069	$36,681	$961	$7,697
Oil contracts	Short-term derivative instruments	6,453	277	4,483	2,730
NGL contracts	Short-term derivative instruments	871	454	1,124	—
Interest rate swaps	Short-term derivative instruments	—	—	2,369	991

Gross fair value		29,393	37,412	8,937	11,418
Netting arrangements	Short-term derivative instruments	(6,302)	(110)	(6,302)	(110)

Net recorded fair value	Short-term derivative instruments	$23,091	$37,302	$2,635	$11,308

Natural gas contracts	Long-term derivative instruments	$17,435	$21,475	$9,352	$3,034
Oil contracts	Long-term derivative instruments	22,471	2,938	25,360	263
NGL contracts	Long-term derivative instruments	4	—	534	—
Interest rate swaps	Long-term derivative instruments	—	—	2,718	898

Gross fair value		39,910	24,413	37,964	4,195
Netting arrangements	Long-term derivative instruments	(28,386)	(2,373)	(28,386)	(2,373)

Net recorded fair value	Long-term derivative instruments	$11,524	$22,040	$9,578	$1,822

Unrealized and realized gains and losses related to derivative instruments

		Years Ended December 31,
Derivative Instruments	Statements of Operations Location	2012	2011	2010
		(In thousands)
Commodity derivative contracts	Realized (gain) loss on commodity derivatives	$(37,608)	$(8,820)	$(7,132)
Commodity derivative contracts	Unrealized (gain) loss on commodity derivatives	20,612	(38,894)	(547)
Interest rate swaps (1)	Interest expense	4,610	2,616	576

(1)	Included in the amounts are net cash payments of approximately $1.4, $0.9 and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.